Description of the Plan (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 018
EBP, Description of Plan [Line Items]
Transfers into the plan	$ 35,900,000
EBP 019
EBP, Description of Plan [Line Items]
Transfers into the plan	3,500,000
EBP 020
EBP, Description of Plan [Line Items]
Transfers into the plan	4,100,000
EBP 021
EBP, Description of Plan [Line Items]
Transfers into the plan	2,700,000
EBP 055
EBP, Description of Plan [Line Items]
Transfers into the plan	$ 46,176,000
Maximum annual compensation to total compensation, percentage	40.00%
Automatic deferral rate	3.00%
Automatic deferral rate, annual increase	1.00%
Initial transfer	$ 500
Subsequent transfers	500
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Time period for loans used to reduce maximum borrowing amount	12 months
Basis spread on variable rate	1.00%
EBP 055 | Minimum
EBP, Description of Plan [Line Items]
Matching percentage	0.00%
EBP 055 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	8.00%
Matching percentage	8.00%